Withholding Tax Receivables, Net	6 Months Ended
Jun. 30, 2021
Disclosure of acquired receivables [text block] [Abstract]
WITHHOLDING TAX RECEIVABLES, NET
7.	WITHHOLDING TAX RECEIVABLES, NET

	As at June 30, 2021	As at December 31, 2020
Current portion	$-	$690,487
Non-current portion	3,359,752	3,534,552
Withholding tax receivables, net	$3,359,752	$4,225,039

During the second half of year 2020, the Company received a withholding taxes refund in connection with the Company’s 2013 to 2015 withholding taxes refund applications. The Company wrote off the difference between the receivable recorded and amount of known refund from the Thai Revenue Department. The Company did not have any write offs during the six months ended June 30, 2021 and 2020.

Out of prudence, based on amount written off for the receivable related to year 2013 to 2015, the Company recorded an allowance of $98,226 against its withholding taxes receivable for the six months ended June 30, 2021.